Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103-7098
(215) 564-8000

December 29, 2010

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: James O’Connor

RE:	Voyageur Intermediate Tax Free Funds (the “Registrant”)
File Nos. 811-04364; 002-99266

Dear Sir or Madam:

     On behalf of the Registrant, and pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment No. 43 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Registrant is filing this Amendment for the purposes of: (i) updating financial and certain other information contained in the prospectuses and the statement of additional information; and (ii) responding to comments received from the Staff of the U.S. Securities and Exchange Commission (the “SEC”) concerning Post-Effective Amendment No. 42 to the Registrant's Registration Statement on Form N-1A, which was filed with the SEC on October 29, 2010 pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of revising disclosure to conform to changes to Form N-1A, including compliance with the new summary prospectus requirements. In our judgment as counsel to the Registrant, this Amendment does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

     The prospectus and statement of additional information contained in this Amendment relate to five registrants: the Registrant, Voyageur Insured Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II and Voyageur Tax Free Funds. Separate post-effective amendments, each of which includes this common prospectus and statement of additional information (and each of which includes its own Part C) are being filed today by Voyageur Insured Funds (File Nos. 811-04973/033-11235), Voyageur Mutual Funds (File Nos. 811-07742; 033-63238), Voyageur Mutual Funds II (811-04989/033-11495), and Voyageur Tax Free Funds (File Nos. 811-03910/002-87910).

     If you have any questions or comments regarding this filing, please call me at (215) 564-8099.

Sincerely,

/s/Jonathan M. Kopcsik
Jonathan M. Kopcsik

cc:	Emilia P. Wang Bruce G. Leto